Subsequent Event - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		1 Months Ended						1 Months Ended				1 Months Ended
	Jan. 31, 2013	Mar. 28, 2013	Jan. 31, 2013 IPO [Member]	Mar. 31, 2013 Land [Member] Houston West [Member] acre	Jan. 31, 2013 Subsequent Event [Member]	May 01, 2013 Subsequent Event [Member] Springer Street Lombard [Member]	Apr. 30, 2013 Subsequent Event [Member] Springer Street Lombard [Member]	May 03, 2013 Subsequent Event [Member] Industrial Road Florence [Member]	Jan. 31, 2013 Subsequent Event [Member] IPO [Member]	Jan. 31, 2013 Subsequent Event [Member] IPO [Member] Over Allotment Option [Member]	Mar. 31, 2013 Subsequent Event [Member] Land [Member] Houston West [Member] acre	Jan. 31, 2013 Cincinnati Bell Inc. [Member] Subsequent Event [Member]	Jan. 31, 2013 CyrusOne LP [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase of Data Center Facility						$ 5.5	$ 5.5	$ 10.5
Common stock, shares issued	400,000		18,975,000		400,000				18,975,000	2,475,000
Share price		$ 22.84							$ 19.00
Initial public offering completed	January 24, 2013				January 24, 2013
Economic interest												69.00%
Conversion ratio													1
Date that option to exchange units commences					Jan. 17, 2014
Area purchased				33							33
Purchase Price				$ 18.2							$ 18.2